Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	ASIA EQUITY EXCHANGE GROUP, INC.
Entity Central Index Key	0001590565
Document Type	8-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2016